Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Schedule Of Inventories
Schedule of Inventories

	2025	2025	2024
	US$	S$	S$

Statement of financial position:
Medicine,drugs and medical devices	295,850	376,291	72,030

Statement of comprehensive income:
Inventories recognized as an expense in cost of sales	517,713	658,479	637,037